Equity (Details) - USD ($)									6 Months Ended			12 Months Ended
		Sep. 03, 2025	Sep. 02, 2025	Jul. 24, 2025	Mar. 10, 2025	Feb. 18, 2025	Aug. 05, 2024	Jan. 17, 2024	Jun. 30, 2026		Jun. 30, 2025	Dec. 31, 2025		Sep. 15, 2026	Sep. 01, 2026	Aug. 15, 2025
Equity [Line Items]
Preferred stock, share authorized									10,000,000			10,000,000
Preferred stock, par value (in Dollars per share)									$ 0.001			$ 0.001
Warrant [Member]
Equity [Line Items]
Issued warrants								124,500
Each one unit shares issued								1
Exercise price (in Dollars per share)								$ 30
Relative fair value of warrants (in Dollars)								$ 1,867,400
Series A Common Stock Warrants [Member]
Equity [Line Items]
Exercise price (in Dollars per share)							$ 44
Relative fair value of warrants (in Dollars)							$ 26,700
Series B Common Stock Warrants [Member]
Equity [Line Items]
Exercise price (in Dollars per share)							$ 44
Relative fair value of warrants (in Dollars)							$ 88,800
Warrant to purchase shares							34,090
Warrant term							5 years
Shareholders [Member]
Equity [Line Items]
Ordinary shares, shares authorized (in Shares)																1,110,000
Board of Directors Chairman [Member]
Equity [Line Items]
Share conversion			1
Ordinary Shares [Member] | Subsequent Event [Member]
Equity [Line Items]
Ordinary shares, shares authorized (in Shares)														1,110,000	1,110,000
Ordinary shares, par value (in Dollars per share)															$ 0.02
Ordinary Shares [Member] | Series A Common Stock Warrants [Member]
Equity [Line Items]
Warrant to purchase shares							34,090
Ordinary Shares [Member] | Shareholders [Member] | Subsequent Event [Member]
Equity [Line Items]
Ordinary shares, shares authorized (in Shares)															1,110,000
Ordinary shares, par value (in Dollars per share)															$ 0.02
Ordinary Shares [Member] | Board of Directors Chairman [Member] | Subsequent Event [Member]
Equity [Line Items]
Ordinary shares, shares authorized (in Shares)														1,110,000
Preferred Stock [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)																$ 0.001
Preferred stock, share authorized																10,000,000
Preferred Stock [Member] | Subsequent Event [Member]
Equity [Line Items]
Preferred stock, share authorized														10,000,000	10,000,000
Preferred stock, par value (in Dollars per share)														$ 0.001	$ 0.001
Preferred Stock [Member] | Shareholders [Member]
Equity [Line Items]
Preferred stock, share authorized																10,000,000
Preferred stock, par value (in Dollars per share)																$ 0.001
Preferred Stock [Member] | Shareholders [Member] | Subsequent Event [Member]
Equity [Line Items]
Preferred stock, share authorized															10,000,000
Preferred stock, par value (in Dollars per share)															$ 0.001
Preferred Stock [Member] | Board of Directors Chairman [Member] | Subsequent Event [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)														$ 0.001
Preferred stock, share authorized														10,000,000
Preferred stock, par value (in Dollars per share)														$ 0.001
Market Offering Agreement [Member]
Equity [Line Items]
Sale of shares						20,000,000
Purchase Agreement [Member]
Equity [Line Items]
Aggregate gross proceeds percentage									3.00%
Gross proceed (in Dollars)									$ 5,000,000
Restricted Stock Units (RSUs) [Member] | Consultants [Member]
Equity [Line Items]
Share-based compensation expenses (in Dollars)									$ 66,800
Restricted stock units									4,546
Restricted Stock Units (RSUs) [Member] | Management and Staff [Member]
Equity [Line Items]
Share-based compensation expenses (in Dollars)									$ 292,300		$ 161,700
Restricted stock units									19,268		9,130
Escrow Deposit									$ 1,544
Class A Ordinary Share [Member]
Equity [Line Items]
Ordinary shares, shares authorized (in Shares)									50,000,000	[1]		50,000,000	[1]			1,000,000,000
Ordinary shares, shares issued (in Shares)									3,121,702			3,096,344
Ordinary shares, shares outstanding	[1]								3,120,158			3,096,344
Ordinary shares, par value (in Dollars per share)			$ 0.001						$ 0.02	[1]		$ 0.02	[1]			$ 0.001
Voting rights			one
Class A Ordinary Share [Member] | Warrant [Member]
Equity [Line Items]
Warrant to purchase shares									192,680			192,680
Class A Ordinary Share [Member] | Shareholders [Member]
Equity [Line Items]
Ordinary shares, shares authorized (in Shares)																1,000,000,000
Ordinary shares, par value (in Dollars per share)																$ 0.001
Class A Ordinary Share [Member] | Shareholders [Member] | Subsequent Event [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)															$ 0.001
Class A Ordinary Share [Member] | Board of Directors Chairman [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)			$ 0.001
Share conversion			1
Voting rights			one
Class A Ordinary Share [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, shares authorized (in Shares)																900,000,000
Class A Ordinary Share [Member] | Ordinary Shares [Member] | Subsequent Event [Member]
Equity [Line Items]
Ordinary shares, shares authorized (in Shares)														50,000,000	50,000,000
Ordinary shares, par value (in Dollars per share)														$ 0.02	$ 0.02
Class A Ordinary Share [Member] | Ordinary Shares [Member] | Shareholders [Member]
Equity [Line Items]
Ordinary shares, shares authorized (in Shares)																900,000,000
Class A Ordinary Share [Member] | Ordinary Shares [Member] | Shareholders [Member] | Subsequent Event [Member]
Equity [Line Items]
Ordinary shares, shares authorized (in Shares)															1,000,000,000
Ordinary shares, par value (in Dollars per share)															$ 0.001
Class A Ordinary Share [Member] | Ordinary Shares [Member] | Board of Directors Chairman [Member] | Subsequent Event [Member]
Equity [Line Items]
Ordinary shares, shares authorized (in Shares)														1,000,000,000
Ordinary shares, par value (in Dollars per share)														$ 0.001
Class A Ordinary Share [Member] | Market Offering Agreement [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)						$ 0.001
Sale of shares					290							104,464
Net proceed (in Dollars)												$ 2,821,100
Class A Ordinary Share [Member] | Purchase Agreement [Member]
Equity [Line Items]
Ordinary shares, shares issued (in Shares)				39,250
Ordinary shares, par value (in Dollars per share)				$ 0.02
Aggregate purchase shares				800,000
Aggregate purchase price (in Dollars)				$ 16,000,000
Share price (in Dollars per share)				$ 20
Ordinary share percentage				5.00%
Class B Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, shares authorized (in Shares)									2,500,000	[1]		2,500,000	[1]			50,000,000
Ordinary shares, shares issued (in Shares)									140,499
Ordinary shares, shares outstanding	[1]								140,499			140,499
Ordinary shares, par value (in Dollars per share)			$ 0.001						$ 0.02	[1]		$ 0.02	[1]			$ 0.001
Voting rights			100
Class B Ordinary Shares [Member] | Shareholders [Member]
Equity [Line Items]
Ordinary shares, shares authorized (in Shares)																50,000,000
Ordinary shares, par value (in Dollars per share)																$ 0.001
Class B Ordinary Shares [Member] | Shareholders [Member] | Subsequent Event [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)															$ 0.001
Class B Ordinary Shares [Member] | Board of Directors Chairman [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)			$ 0.001
Share conversion			3,123,723
Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, shares authorized (in Shares)																40,000,000
Ordinary shares, par value (in Dollars per share)																$ 0.001
Class B Ordinary Shares [Member] | Ordinary Shares [Member] | Subsequent Event [Member]
Equity [Line Items]
Ordinary shares, shares authorized (in Shares)														2,500,000	2,500,000
Ordinary shares, par value (in Dollars per share)														$ 0.02	$ 0.02
Class B Ordinary Shares [Member] | Ordinary Shares [Member] | Shareholders [Member]
Equity [Line Items]
Ordinary shares, shares authorized (in Shares)																40,000,000
Class B Ordinary Shares [Member] | Ordinary Shares [Member] | Shareholders [Member] | Subsequent Event [Member]
Equity [Line Items]
Ordinary shares, shares authorized (in Shares)															50,000,000
Ordinary shares, par value (in Dollars per share)															$ 0.001
Class B Ordinary Shares [Member] | Ordinary Shares [Member] | Board of Directors Chairman [Member] | Subsequent Event [Member]
Equity [Line Items]
Ordinary shares, shares authorized (in Shares)														50,000,000
Ordinary shares, par value (in Dollars per share)														$ 0.001
Class C Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, shares authorized (in Shares)									2,500,000	[1]		2,500,000	[1]			50,000,000
Ordinary shares, shares issued (in Shares)									156,186
Ordinary shares, shares outstanding	[1]								156,186			156,186
Ordinary shares, par value (in Dollars per share)			$ 0.001						$ 0.02	[1]		$ 0.02	[1]			$ 0.001
Share conversion		2,290,390
Voting rights			50
Class C Ordinary Shares [Member] | Subsequent Event [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)															0.02
Class C Ordinary Shares [Member] | Shareholders [Member]
Equity [Line Items]
Ordinary shares, shares authorized (in Shares)																50,000,000
Ordinary shares, par value (in Dollars per share)																$ 0.001
Class C Ordinary Shares [Member] | Shareholders [Member] | Subsequent Event [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)															$ 0.001
Class C Ordinary Shares [Member] | Board of Directors Chairman [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)			$ 0.001
Share conversion			3,123,723
Sale of shares		2,290,390
Class C Ordinary Shares [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, shares authorized (in Shares)																50,000,000
Ordinary shares, par value (in Dollars per share)																$ 0.001
Class C Ordinary Shares [Member] | Ordinary Shares [Member] | Subsequent Event [Member]
Equity [Line Items]
Ordinary shares, shares authorized (in Shares)														2,500,000	2,500,000
Ordinary shares, par value (in Dollars per share)														$ 0.02	$ 0.02
Class C Ordinary Shares [Member] | Ordinary Shares [Member] | Shareholders [Member] | Subsequent Event [Member]
Equity [Line Items]
Ordinary shares, shares authorized (in Shares)															50,000,000
Ordinary shares, par value (in Dollars per share)															$ 0.001
Class C Ordinary Shares [Member] | Ordinary Shares [Member] | Board of Directors Chairman [Member] | Subsequent Event [Member]
Equity [Line Items]
Ordinary shares, shares authorized (in Shares)														50,000,000
Ordinary shares, par value (in Dollars per share)														$ 0.001

[1]	The share information is presented on a retroactive basis to reflect the share consolidation effected on September 15, 2026 (Note 1).